Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of financial assets
(i)	Financial assets

	December 31,	December 31,
	2022	2023

	(in thousands)
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$15,350	23,767
Financial assets measured at fair value through other comprehensive income	279	1,635
Measured at amortized cost:
Cash and cash equivalents	221,581	191,749
Financial assets at amortized cost	8,314	12,511
Accounts receivable and other receivables (including related parties)	263,767	241,390
Restricted deposit (including current and noncurrent)	369,332	453,032
Refundable deposits (including current and noncurrent)	237,475	265,991
Subtotal	1,100,469	1,164,673
Total	$1,116,098	1,190,075

Schedule of financial liabilities
(ii)	Financial liabilities

	December 31,	December 31,
	2022	2023

	(in thousands)
Measured at amortized cost:
Short-term secured borrowings	$369,300	453,000
Accounts payables and other payables (including related parties)	177,593	174,769
Long-term unsecured borrowings (including current portion)	46,500	40,500
Lease liabilities (including current and noncurrent)	11,675	11,380
Guarantee deposits	66,631	56,749
Total	$671,699	736,398

Schedule of contractual maturities of financial liabilities, including estimated interest payments of short-term borrowings.

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of unsecured borrowings, secured borrowings and lease liabilities.

	Contractual	Within 6	6‑12			Over 5
(in thousands)	cash flows	months	months	1‑2 years	2‑5 years	years
December 31, 2022
Non-derivative financial liabilities
Short-term secured borrowings	$369,658	369,658	—	—	—	—
Long-term unsecured borrowings (including current portion)	56,434	4,290	4,159	8,059	22,186	17,740
Lease liabilities	11,915	2,188	2,166	4,868	2,693	—
Guarantee deposits	66,631	14,532	—	52,099	—	—
	$504,638	390,668	6,325	65,026	24,879	17,740
December 31, 2023
Non-derivative financial liabilities
Short-term secured borrowings	$453,324	453,324	—	—	—	—
Long-term unsecured borrowings (including current portion)	49,476	4,282	4,133	7,966	22,025	11,070
Lease liabilities	11,697	3,089	1,700	4,142	2,766	—
Guarantee deposits	56,749	35,922	20,265	562	—	—
	$571,246	496,617	26,098	12,670	24,791	11,070

Schedule of company's significant exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

(in thousands)	December 31, 2022			December 31, 2023
	Foreign	Exchange	Functional	Foreign	Exchange	Functional
	currency	rate	currency	currency	rate	currency
Financial assets
Monetary items
NTD	333,733	30.71	10,867	281,550	30.705	9,170
CNY	37,346	6.9669	5,360	38,528	7.0972	5,429
JPY	1,110,308	132.1429	8,402	993,351	141.3674	7,027
Financial liabilities
Monetary items
NTD	2,900,734	30.71	94,456	1,422,137	30.705	46,315
JPY	1,080,956	132.1429	8,180	824,224	141.3674	5,830

Schedule of fair value hierarchy

	December 31, 2022
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$15,350	—	—	15,350	15,350
Subtotal	15,350	—	—	15,350	15,350
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	279	—	—	279	279
Total	$15,629	—	—	15,629	15,629

	December 31, 2023
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$2,117	2,117	—	—	2,117
Equity securities-unlisted company	21,650	—	—	21,650	21,650
Subtotal	23,767	2,117	—	21,650	23,767
Financial assets measured at fair value through other comprehensive income
Equity securities-listed company	1,128	1,128	—	—	1,128
Equity securities-unlisted company	507	—	—	507	507
Total	$25,402	3,245	—	22,157	25,402

Schedule of movement in financial assets included in Level 3 of fair value hierarchy

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2022	$13,668	410	14,078
Addition	500	—	500
Disposal	—	(283)	(283)
Recognized in other comprehensive income	—	152	152
Recognized in profit or loss	1,182	—	1,182
December 31, 2022	$15,350	279	15,629

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2023	$15,350	279	15,629
Addition	5,102	562	5,664
Disposal	—	(99)	(99)
Capital reduction of investment	(360)	—	(360)
Recognized in other comprehensive income	—	(235)	(235)
Recognized in profit or loss	1,558	—	1,558
December 31, 2023	$21,650	507	22,157